COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Commitments And Contingencies 1	$ 219,000
Commitments And Contingencies 2	282,000
Commitments And Contingencies 3	$ 202,000
Commitments And Contingencies 4	101,764	101,764
Commitments And Contingencies 5	$ 23,680,000
Commitments And Contingencies 6 | ¥		¥ 153.6
Commitments And Contingencies 7	$ 14,000,000
Commitments And Contingencies 8 | ¥		¥ 90.2